INVESTMENTS IN COMPANIES AND ASSOCIATES (Summarized Data of Financial Statements of Associates) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Investments In Companies And Associates Summarized Data Of Financial Statements Of Associates
Assets	[1]	$ 346,267	$ 364,805
Liabilities	[1]	451,914	446,335
Income	[1]	44,876	41,546
Net loss	[1]	$ (14,669)	$ (13,206)

[1]	The information presented does not include excess cost and goodwill.